INCOME TAXES - Narrative Income Tax expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ 0	$ 0	$ 12
Net change in measurement of deferred tax assets	(423)	(1,154)	(2,956)
Decrease through loss of control of subsidiary, deferred tax asset	(109)
Effect of utilization of unrecognized tax losses carried forward		(676)
Adjustments for decrease (increase) in profit	(366)	(579)
Recognition related to higher future profit expectation	(292)
Increase (decrease) through derecognition of DTA on losses and deductible temporary differences		178
Tax expense related to non-recognition and derecognition of other deferred tax assets			(1,055)
Tax effect of foreign tax rates	(20)	(34)	0
Tax contingencies/settlements	43	(3)	137
Kazakhstan Operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expense non-deductible, impairment charges	900
Expense non-deductible, loss on disposal	$ 1,500
ArcelorMittal USA LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease through loss of control of subsidiary, deferred tax asset		(105)	(735)
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)	24.94%
Decrease through loss of control of subsidiary, deferred tax asset	$ (314)
Future taxable income increase due to tax integration		$ (1,227)	$ (1,166)